Fair values of financial instruments carried at fair value - Quantitative information about significant unobservable inputs in Level 3 valuations (Details) - Recurring fair value measurement
$ in Millions
	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Prepayment rate | Minimum | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.05
Prepayment rate | Maximum | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.10
Prepayment rate | Market proxy | Minimum | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		0
Prepayment rate | Market proxy | Maximum | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		0
Prepayment rate | Model – Discounted cash flow | Minimum | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.05	0.05
Prepayment rate | Model – Discounted cash flow | Maximum | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.10	0.10
Bid quotes | Market proxy | Minimum | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
Bid quotes | Market proxy | Minimum | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
Bid quotes | Market proxy | Maximum | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	98	100
Bid quotes | Market proxy | Maximum | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	97	100
Equity volatility | Minimum | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.04
Equity volatility | Maximum | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		1.38
Equity volatility | Model – Option model | Minimum | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.06	0.06
Equity volatility | Model – Option model | Minimum | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.06	0.04
Equity volatility | Model – Option model | Maximum | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.95	1.24
Equity volatility | Model – Option model | Maximum | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	1.24	1.38
Equity correlation | Model – Option model | Minimum | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.30	0.22
Equity correlation | Model – Option model | Maximum | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.98	0.99
FX volatility | Minimum | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.01
FX volatility | Maximum | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.99
FX volatility | Model – Option model | Minimum | – Foreign exchange (‘FX’)-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.03	0.01
FX volatility | Model – Option model | Minimum | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.01	0.01
FX volatility | Model – Option model | Maximum | – Foreign exchange (‘FX’)-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.40	0.99
FX volatility | Model – Option model | Maximum | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.40	0.99
Credit spread | Model – Discounted cash flow | Minimum | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
Credit spread | Model – Discounted cash flow | Maximum | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
Interest rate volatility | Minimum | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.15
Interest rate volatility | Maximum | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.35
Interest rate volatility | Model – Option model | Minimum | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.10	0.15
Interest rate volatility | Model – Option model | Maximum | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.42	0.35
Interest rate volatility | Model – Discounted cash flow | Minimum | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.01	0.01
Interest rate volatility | Model – Discounted cash flow | Maximum | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.05	0.05
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 22,859	$ 22,767
Financial liabilities	11,136	11,753
Level 3 | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	91
Level 3 | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	8,465	7,879
Level 3 | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	6,648
Level 3 | – Foreign exchange (‘FX’)-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	994
Level 3 | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	823
Level 3 | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,320	3,088
Level 3 | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	260	777
Level 3 | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	28
Level 3 | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	15,441	14,278
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	611	$ 1,141
Level 3 | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	25
Level 3 | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	586
Level 3 | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Level 3 | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,111
Level 3 | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,696
Level 3 | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	993
Financial liabilities	232
Level 3 | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,703
Level 3 | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	448
Financial liabilities	588
Level 3 | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	367
Level 3 | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	50
Level 3 | Interest rate | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	171
Level 3 | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	260
Level 3 | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	31
Level 3 | Interest rate | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	157
Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	291
Financial liabilities	354
Level 3 | Foreign exchange | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	161
Level 3 | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	193
Level 3 | Foreign exchange | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	179
Level 3 | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	112
Level 3 | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,232
Financial liabilities	1,154
Level 3 | Equities | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	451
Level 3 | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	703
Level 3 | Equities | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	695
Level 3 | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	537
Level 3 | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	140
Financial liabilities	224
Level 3 | Credit | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	224
Level 3 | Credit | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 140